PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Machinery and electronic equipment	585,524	677,471	98,224
Leasehold improvements	682,489	683,804	99,142
Motor vehicles	138,876	179,769	26,064
Construction in progress	105,146	49,193	7,132
	1,512,035	1,590,237	230,562
Less: accumulated depreciation	(749,393)	(805,505)	(116,787)
	762,642	784,732	113,775